Non-current assets held for sale	6 Months Ended
Jun. 30, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non-current assets held for sale	Non-current assets held for sale
The detail, by nature, of Grupo Santander’s non-current assets held for sale at 30 June 2023 and 31 December 2022 is as follows presented by nature:

	EUR million
	30-06-2023	31-12-2022
Tangible assets	3,125	3,435
Of which:
Foreclosed assets	2,912	3,101
Of which: Property assets in Spain	2,335	2,596
Other tangible assets held for sale	213	334
Other assets	26	18
	3,151	3,453
The balance of the provisions at 30 June 2023 is EUR 3,173 million (EUR 3,425 million at 31 December 2022). The charges recorded in the first six months of 2023 and 2022 amounted to EUR 63 million and EUR 100 million, respectively, and the recoveries undergone during those periods amount to EUR 16 million and EUR 33 million, respectively.